UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21227

 NAME OF REGISTRANT:                     Eaton Vance Pennsylvania
                                         Municipal Bond Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


Eaton Vance Pennsylvania Municipal Bond Fund
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 During the period, the Fund held no securities which required a proxy vote.


Report contains no data for selected criteria.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Pennsylvania Municipal Bond Fund
By (Signature)       /s/ Cynthia J. Clemson
Name                 Cynthia J. Clemson
Title                President
Date                 08/16/2011